UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code:  828-758-6100

Date of fiscal year end:  October 31, 2009

Date of reporting period:  January 31, 2009

Item 1.  Schedule of Investments.

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
January 31, 2009

		Coupon					Percent
		Interest	Maturity		Maturity	Market	of Net
Debt Issuer		Rate	Date	Cost	Value	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	[1,3]	7.875%	3/1/2004	959,353	$1,000,000	$480,000
LEHMAN BROS HLDGS INC NIKKEI	[2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROS HLDGS INC EAFE	[2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
US TREASURY BILLS	[3]	0.000%	2/12/2009	499,992	500,000	500,000
US TREASURY BILLS	[3]	0.000%	2/26/2009	642,029	642,000	642,000
US TREASURY BILLS	[3]	0.000%	3/5/2009	1,999,962	2,000,000	2,000,000
US TREASURY BILLS	[3]	0.000%	3/26/2009	84,994	85,000	84,973
US TREASURY BILLS	[3]	0.000%	4/29/2009	5,296,654	5,250,000	5,246,719
US TREASURY BILLS	[3]	0.000%	4/30/2009	249,819	300,000	299,812
US TREASURY BILLS	[3]	0.000%	5/29/2009	1,249,839	1,250,000	1,248,828
US TREASURY BILLS	[3]	0.000%	6/25/2009	4,998,000	5,000,000	4,993,750
US TREASURY BILLS	[3]	0.000%	7/30/2009	798,422	800,000	798,500
SUN MICROSYSTEMS SR NOTES		7.650%	8/5/2009	497,975	500,000	496,875
AUSTRALIA GOVT BOND		7.500%	9/15/2009	992,772	984,960	786,050
LEHMAN BROS MEDIUM TERM	[2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AK STEEL BOND		7.750%	5/15/2012	211,757	250,000	207,500

TOTAL INVESTMENTS IN FIXED INCOME				$24,981,569	$25,061,960	$17,785,007	19.01%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS
ABERDEEN ASIA-PACIFIC INCOME FUND	fax	50,000.00	$239,815	$230,500
FIDELITY US BOND INDEX	fbid.x	192,678.23	2,000,000	2,061,657
FLAHERTY & CRUMRINE PREFERRED INCOME FUND INC	pfd	23,633.00	203,791	166,613
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	gcv	32,600.00	203,772	181,582
HARBOR BOND FUND INSTITUTIONAL CLASS	habd.x	87,796.31	1,000,000	985,953
ING PRIME RATE TR SH BEN I	ppr	50,000.00	187,925	199,500
ISHARES BARCLAY TIPS BOND	tip	4,300.00	408,608	426,560
ISHARES IBOXX $ INVESTMENT	lqd	15,000.00	1,408,969	1,497,300
PIMCO CORPORATE INCOME FUND	pcn	12,500.00	153,358	142,375
PIMCO DEVELOPING LOCAL MARKETS CLASS D	plmd.x	28,473.80	250,000	230,353
PIMCO TOTAL RETURN FUND INSTITUTIONAL SHARES	pttr.x	488,758.55	5,000,000	4,960,899
SPDR BARCLAYS CAPITAL INT. TREASURY BOND	bwx	10,000.00	525,850	507,500
TEMPLETON GLOBAL INCOME FUND	gim	25,000.00	199,625	201,000
VAN KAMPEN SENIOR INCOME TRUST	vvr	50,000.00	140,820	140,000
VANGUARD INTERMEDIATE TERM INVESTMENT GRADE	vfic.x	274,750.29	2,300,000	2,373,843
VANGUARD HI-YLD CORP FD INVESTOR SHARES	vweh.x	22,371.37	100,000	100,224
WISDOMTREE DREYFUS CHINESE YUAN	cyb	10,000.00	251,651	250,855
TOTAL BOND MUTUAL FUNDS			14,574,184	14,656,714	15.66%

STOCK MUTUAL FUNDS
INTERNATIONAL EQUITIES
Diversified Emerging Markets
WISDOMTREE EMERGING MARKETS	dgs	5,000.00	124,805	111,750	0.12%

Diversified Asia Pacific
ISHARES TR FTSE/XINHUA CHINA 25 INDEX	fxi	7,500.00	222,197	188,325	0.20%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX	ewz	7,700.00	391,976	273,350	0.29%

TOTAL INTERNATIONAL EQUITIES			738,978	573,425	0.61%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED	pgf	20,000.00	363,538	222,800	0.24%

Real Estate
SPDR S&P HOMEBUILDERS ETF	xhb	20,000.00	350,816	205,600	0.22%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

Health
ISHARES DJ US PHARMACEUTICALS	ihe		3,000.00	158,105	130,740
VANGUARD HEALTHCARE ETF	vht		2,500.00	144,466	112,300
				302,571	243,040	0.26%

Precious Metals
ISHARES SILVER TRUST	slv	[3]	100,000.00	1,081,500	1,252,000
MARKET VECTORS GOLD MINERS ETF	gdx	[3]	20,000.00	587,979	656,100
SPDR GOLD TRUST	gld	[3]	5,000.00	437,996	456,550
				2,107,475	2,364,650	2.53%

World Allocation
IVY ASSET STRATEGY FUND CLASS I	ivae.x		72,445.42	1,979,197	1,296,049	1.39%

Bear Market
CALAMOS CONV OPPORTUNITIES & INCOME FUND	chi		30,000.00	272,657	274,200	0.29%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND	hsgf.x		311,478.07	5,000,000	3,818,721	4.08%

TOTAL SPECIALTY FUNDS				10,376,254	8,425,060	9.00%

TOTAL STOCK MUTUAL FUNDS				11,115,232	8,998,485	9.62%

TOTAL INVESTMENTS IN MUTUAL FUNDS				$25,689,416	$23,655,198	25.28%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES, LP	[2]	$2,000,000	$1,925,030
INSTITUTIONAL BENCHMARKS SERIES LLC:
-CONVERTIBLE HEDGE SERIES	[2]	1,475,886	1,070,504
JMG CAPITAL PARTNERS LP	[2]	609,767	1,200,972
LMC COMPASS FUND, LP	[2]	1,500,000	1,800,085
RD LEGAL FUNDING PARTNERS, LP	[2]	1,000,000	1,054,183
RYE SELECT BROAD MARKET FUND	[2,3]	1,500,000	-
STARK INVESTMENTS LP	[2]	1,000,000	2,262,846
START STRUCTURED ONSHORE FINANCE FUND LP	[2]	1,000,000	708,633
WALNUT INVESTMENT PARTNERS LP	[2]	235,567	125,639
TOTAL LIMITED PARTNERSHIPS		10,321,220	10,147,892	10.84%

WARRANTS:
CREDIT SUISSE 24-MONTH COMMODITY CURRENCY BASKET	[3]	58,400	131
CREDIT SUISSE 24-MONTH GULF CURRENTY BASKET	[3]	152,400	83
TOTAL WARRANTS		210,800	214	0.00%

TOTAL OTHER INVESTMENTS		$10,532,020	$10,148,106	10.85%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
COMMON STOCKS
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	6,500.00	FORTUNE BRANDS INC COM	$228,371	$207,825
	172,000.00	HEAD N V NY REGISTRY SH [3]	345,561	58,480
			573,932	266,305	0.28%

Consumer Services	15,000.00	REGIS CORP MINN COM	189,215	165,750	0.18%

Media	7,000.00	DISNEY WALT CO COM	173,101	142,510
	11,600.00	NEWS CORP CL B	156,735	83,084
			329,836	225,594	0.24%

Retailing	9,000.00	AARON RENTS INC COM	195,748	194,740	0.21%

TOTAL CONSUMER DISCRETIONARY			1,288,731	852,389	0.91%

CONSUMER STAPLES
Food & Staples Retailing	700.00	COSTCO COMPANIES INC COM	46,474	31,521
	10,000.00	SAFEWAY INC COM NEW	179,623	212,375
	5,000.00	WAL MART STORES INC COM	253,174	235,600
			479,271	479,496	0.51%

Food, Beverage & Tobacco	7,200.00	COCA COLA CO COM	337,742	307,234
	9,400.00	DIAGEO P L C SPON ADR NEW	576,582	509,916
	5,000.00	DR. PEPPER SNAPPLE [3]	119,217	82,250
	2,500.00	GENERAL MILLS INC COM	168,513	147,400
	33,150.00	NESTLE S A SPONSORED ADR	469,757	1,147,554
	4,000.00	PEPSICO INC COM	280,143	199,740
			1,951,954	2,394,094	2.56%

Household & Personal Products	10,800.00	AVON PRODS INC COM	262,123	214,360
	6,000.00	PROCTER & GAMBLE CO COM	374,201	324,900
			636,324	539,260	0.58%

TOTAL CONSUMER STAPLES			3,067,549	3,412,850	3.65%

ENERGY
	1,000.00	APACHE CORP COM	105,010	70,340
	5,000.00	BP PLC SPONSORED ADR	268,224	212,350
	3,500.00	BP PRUDHOE BAY ROYALTY TRU	286,743	253,075
	9,000.00	CPFL ENERGIA	433,927	346,230
	1,000.00	DEVON ENERGY CORP NEW COM	102,451	58,400
	9,000.00	ENBRIDGE ENERGY PARTNERS	273,959	279,700
	2,500.00	ENERGY TRANSFER PRTNRS UNI	76,275	86,700
	12,000.00	ENTERPRISE PRODS PARTN COM	292,702	262,070
	6,004.00	EXXON MOBIL CORP COM	422,754	444,566
	7,000.00	KINDER MORGAN ENERGY UT LT	357,377	346,850

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

	160.00	KINDER MORGAN MANAGEMENT L	7,932	6,955
	18,360.00	KINDER MORGAN MGMT FRACTIO	9	7
	25,000.00	LINN ENERGY LLC	396,256	407,250
	25,000.00	MARKWEST ENERGY PARTNERS L [3]	318,085	311,500
	3,000.00	ONEOK PARTNERS LP	159,985	152,775
	6,000.00	PENGROWTH ENERGY TR TR UNI	93,789	49,560
	16,000.00	PENN WEST ENERGY TR TR UNI	299,999	179,750
	10,000.00	PETROLEO BRASILEIRO SA SPO	246,133	262,000
	3,000.00	SAN JUAN BASIN ROYALTY TRU	90,286	59,460
	50.00	SASOL	2,275	1,328
	6,000.00	SUNCOR ENERGY INC COM	230,175	113,000
	10,100.00	TC PIPELINES LP UT COM LTD	262,683	251,187
	10,500.00	TEPPCO PARTNERS L P UT LTD	244,922	250,155
	10,000.00	TOTAL FINA S A SPONSORED A	505,647	497,800
	8,409.00	UNITED UTILITIES GROUP SPO	270,707	131,173
TOTAL ENERGY			5,748,303	5,034,181	5.38%

FINANCIALS
Banks	14,400.00	BANK OF AMERICA CORP COM	538,251	94,602	0.10%

Diversified Financials	13,200.00	ALLIANCE BERNSTEIN HLDG UN	549,292	225,456
	500.00	CME GROUP	91,928	86,135
	4,700.00	FRANKLIN RESOURCES INC	396,408	225,249
			1,037,627	536,840	0.57%

Insurance	5,400.00	AFLAC INC COM	263,742	125,064
	2.00	BERKSHIRE HATHAWAY A [3]	218,700	179,004
	11,200.00	MARSH & MCLENNAN COS COM	292,867	215,296
	15,900.00	PROGRESSIVE CORP OHIO [3]	248,651	192,435
			1,023,960	711,799	0.76%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM	370,003	159,250	0.17%

Financial	13,700.00	LEGG MASON	534,582	215,522	0.23%

TOTAL FINANCIALS			3,504,423	1,718,013	1.84%

HEALTH CARE
Health Care Equipment & Services	3,501.00	AMEDISYS INC COM [3]	180,630	141,721
	5,000.00	BECTON DICKINSON & CO	339,020	363,350
	11,200.00	CIGNA CORP COM	254,942	181,782
	2,000.00	COVIDIEN LTD	106,435	73,180
	1,000.00	CRYOLIFE INC. [3]	15,192	8,240
	250.00	LABORATORY CORP AMER HLDGS [3]	17,105	14,800
	2,900.00	MEDTRONIC INC COM	152,149	95,381
	4,000.00	QUEST DIAGNOSTICS INC COM	199,219	197,200
			1,264,692	1,075,654	1.15%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

Pharmaceuticals & Biotechnology	5,500.00	AMGEN INC COM [3]	278,029	297,935
	15,000.00	BRISTOL MYERS SQUIBB COM	366,516	319,800
	9,000.00	JOHNSON & JOHNSON COM	547,061	518,610
	25,000.00	MERCK & CO INC COM	796,514	709,412
	3,000.00	PDL BIOPHARMA INC COM	30,543	19,260
	52,500.00	PFIZER INC COM	1,081,052	765,375
	15,000.00	SCHERING PLOUGH CORP COM	208,245	261,150
	20,000.00	WYETH COM	867,118	859,400
			4,175,076	3,750,942	4.01%

Asia Ex-Japan Stock	2,000.00	FRESENIUS MED CARE AG SPON	110,365	89,520	0.10%

TOTAL HEALTH CARE			5,550,134	4,916,116	5.25%

INDUSTRIALS
Capital Goods	5,000.00	3M COMPANY	403,826	267,660
	7,500.00	CATERPILLAR INC DEL COM	357,611	230,651
	7,500.00	DEERE & CO COM	415,552	259,500
	6,400.00	EMERSON ELEC CO COM	259,662	209,280
	28,200.00	GENERAL ELEC CO COM	706,494	339,636
	3,000.00	WATTS WATER TECHNOLOGIES	79,837	66,690
			2,222,983	1,373,417	1.47%

Commercial Services & Supplies	3,000.00	AMERICAN ECOLOGY CORP	95,079	58,500
	250.00	STERICYCLE INC COM [3]	12,177	12,230
			107,257	70,730	0.08%

Transportation	200.00	NORFOLK SOUTHERN CORP COM	12,103	7,672	0.01%

TOTAL INDUSTRIALS			2,342,343	1,451,819	1.55%

INFORMATION TECHNOLOGY
Software & Services	31,000.00	MICROSOFT CORP COM	685,370	530,040
	7,000.00	ORACLE CORP COM	144,896	116,710
	10,000.00	UNITED ONLINE INC COM	108,678	60,825
			938,944	707,575	0.76%

Technology Hardware & Equipment	3,000.00	APPLE COMPUTER INC COM [3]	307,982	263,280
	3,000.00	CISCO SYS INC COM [3]	88,525	44,850
	5,000.00	INTERNATIONAL BUS MACH COM	376,286	440,500
	1,300.00	L-3 COMMUNICATNS HLDGS COM	133,726	97,266
	3,000.00	RESEARCH IN MOTION LTD COM [3]	119,520	144,350
	20,000.00	TYCO ELECTRONICS	624,093	282,300
	5,000.00	WESTERN DIGITAL CORP COM [3]	58,795	67,950
			1,708,927	1,340,496	1.43%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

Semiconductors & Semiconductor Equipment	2,000.00	INTEL CORP COM	49,435	25,700
	25,000.00	TAIWAN SEMICONDUCTOR SPONS	189,625	188,500
			239,060	214,200	0.23%

TOTAL INFORMATION TECHNOLOGY			2,886,931	2,262,271	2.42%

MATERIALS	110.00	BROOKFIELD INFRASTRUCTURE	2,310	1,452
	5,000.00	CEMEX S A SPON ADR 5 ORD [3]	62,670	38,730
	15,000.00	COMPANHIA VALE DO RIO DOCE	190,749	211,650
	12,500.00	ROHM & HAAS CO COM	865,028	689,875
	20,000.00	SEALED AIR CORP NEW	443,629	271,000
TOTAL MATERIALS			1,564,385	1,212,707	1.30%

TELECOMMUNICATION SERVICES	1,200.00	BRASIL TELECOM	87,134	37,680
	30,000.00	BT GROUP	589,198	457,200
	6,500.00	CHINA MOBILE HONG KONG SPO	309,748	292,115
	15,000.00	FRANCE TELECOM SPONSORED A	390,091	337,050
	15,000.00	PARTNER COMMUNICATIONS	233,861	231,750
	500.00	SK TELECOM LTD SPONSORED A	9,648	8,175
	5,688.00	TELECOM CP NEW ZEALAND SPO	82,004	38,280
	18,500.00	TELECOMUNCA DE SAO PAU SPO	418,772	347,430
	3,000.00	VERIZON COMMUNICATIONS COM	92,775	88,200
	10,000.00	WINDSTREAM CORP COM	131,950	82,800
TOTAL TELECOMMUNICATION SERVICES			2,345,180	1,920,680	2.05%

UTILITIES	8,500.00	AMERIGAS PARTNERS L P UNIT [3]	288,396	256,360
	37,500.00	DUKE ENERGY CORP COM	554,124	566,975
	4,000.00	PROGRESS ENERGY	146,144	154,080
	9,500.00	SOUTHERN CO COM	318,350	316,875
	10,000.00	VEOLIA ENVIRONMENT ADS	240,096	225,100
TOTAL UTILITIES			1,547,110	1,519,390	1.62%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.	549,829	633,878	0.68%

TOTAL INVESTMENTS IN COMMON STOCKS			$30,394,917	$24,934,294	26.65%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
BLUE WATER TR I		10	1,001,109	1,000,000
COMCAST CORP 7% NOTE		4,000	91,266	91,420
LEARNINGSTATION.COM	[2,3]	1,224,661	500,000	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$1,592,375	$1,091,420	1.17%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2009

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
PUT OPTIONS:
AGCO CORP $17.50 PUT OPTION EXPIRING 2/21/09	[3]	(50.00)	$(10,650)	$(3,250)
APPLE COMPUTER $75.00 PUT OPTION EXPIRING 7/18/09	[3]	(30.00)	(23,040)	(18,540)
ARCHER DANIELS $20.00 PUT OPTION EXPIRING 3/21/09	[3]	(40.00)	(7,720)	(1,800)
CME GROUP $115.00 PUT OPTION EXPIRING 3/21/09	[3]	(25.00)	(38,760)	(5,000)
DIAMOND TRUST PUT OPT 68.00 3/21/09	[3]	(150.00)	(82,979)	(18,900)
ENERGY SLT SECTOR PUT OPT 32.00 3/21/09	[3]	(300.00)	(93,899)	(10,200)
IND. SELECT SECT PUT OPT	[3]	(300.00)	(22,799.86)	(3,000.00)
INDUST SELECT SEC PUT OPT	[3]	(250.00)	(31,999.81)	(48,750.00)
ISHARES BRAZIL FD PUT OPT 30.00 6/20/09	[3]	(250.00)	(94,499)	(95,000)
ISHARES EMER MKT PUT OPT 18.00 6/20/09	[3]	(500.00)	(68,700)	(73,500)
ISHARES EMER MKT PUT OPT 19.00 6/20/09	[3]	(500.00)	(81,000)	(85,500)
ISHARES EMER MKT PUT OPT 20.00 6/20/09	[3]	(250.00)	(47,750)	(56,000)
ISHARES EMERG PUT OPT 10.00 6/20/09	[3]	(500.00)	(36,650)	(8,500)
ISHARES EMERG PUT OPT 11.00 3/21/09	[3]	(500.00)	(27,500)	(4,000)
ISHARES EMERG PUT OPT 12.00 3/21/09	[3]	(1,000.00)	(72,309)	(12,000)
ISHARES FTXECHINA PUT OPT 20.00 5/16/09	[3]	(250.00)	(29,500)	(37,500)
ISHARES FTXECHINA PUT OPT 22.00 5/16/09	[3]	(250.00)	(40,750)	(51,250)
ISHARES MSCI JAPAN PUT OPT 7.00 3/21/09	[3]	(750.00)	(33,000)	(11,250)
MARKET VECT GOLD PUT OPT 20.00 6/20/09	[3]	(250.00)	(30,750)	(16,250)
MAT'L SELECT SECT PUT OPT 13.00 3/21/09	[3]	(300.00)	(15,450)	(1,500)
MAT'L SELECT SECT PUT OPT 20.00 6/20/09	[3]	(250.00)	(36,500)	(50,000)
POWERSHARES QQQ PUT OPT 20.00 3/21/09	[3]	(500.00)	(53,750)	(6,000)
SPDR TR UNIT PUT OPT 70.00 3/21/09	[3]	(125.00)	(67,250)	(18,875)

TOTAL PUT OPTIONS			$(1,047,202)	$(636,565)	-0.68%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
January 31, 2009

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	First American Treasury Oblig. Fund Z	$14,051,506	$14,051,506	15.02%

TOTAL INVESTMENTS - MARKET VALUE			91,028,966	97.28%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,544,690	2.72%

TOTAL NET ASSETS			$93,573,656	100.00%

1 In default
2 Market value determined by the Fund's Board of Directors
3 Non-income producing security

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2009

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

D. Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2009

E. Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

F. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

G. Fair Value Measurements – The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on November 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2009

Valuation Inputs	Investments in Securities	Other Financial Instruments[a]
Level 1 – Quoted Prices Level 2 – Other Significant Observable Inputs Level 3 – Significant Unobservable Inputs	$80,247,196 - 10,781,770	- - -
Total	$91,028,966	-

The table below presents a reconciliation for the quarter ended January 31, 2009, for all Level 3 assets that are measured at fair value on a recurring basis.

For the Quarter Ended January 31, 2009	Fair Value Measurement Using Significant Unobservable Inputs
Balance at October 31, 2008	$-
Transferred to Level 3	12,126,307
Purchases	2,000,000
Sales	(2,619,959)
Total realized and unrealized gains or losses	(724,578)
Balance at January 31, 2009	$10,781,770

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2009, were as follows:

Gross appreciation (excess of value over tax cost)	$3,807,213
Gross depreciation (excess of tax cost over value)	(18,972,848)
Net unrealized depreciation	$(15,165,635)
Cost of investments for income tax purposes	$106,194,601

4.	INVESTMENTS IN AFFILIATES

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock.  The Fund held at least five percent of the outstanding voting stock of the following company during the period ended January 31, 2009.

a  Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, future, forward contracts and swap contracts.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2009

		Amount of Equity
	Number of Shares Held	In Net Profit And Loss	Dividends	Value at
Issuer	1/31/09	For the Period	(1)	1/31/09

Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$(16,140)	$-	$633,878

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures About Derivative Instruments and Hedging Activities.”  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities.  It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The Fund believes that the adoption of FAS 161 will have no material impact on financial statement disclosures.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 27, 2009

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
March 27, 2009